S000024145 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI® All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
MULTI-MANAGER GLOBAL REAL ESTATE FUND
Prospectus [Line Items]
Average Annual Return, Percent	(0.84%)	(0.17%)	2.87%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.58%)	(0.86%)	0.72%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.29%)	(0.31%)	1.56%